NEWBUILDINGS - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2023 vessels	Dec. 31, 2022 vessels	Dec. 31, 2021 vessels	Dec. 31, 2021 vessels tanker	Dec. 31, 2020 tanker
LR2 Tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuild vessels | tanker					4
Number of newbuildings delivered			4	4
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuild vessels		2	6	6
Number of newbuildings delivered		4
VLCC vessels | Delivery of vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered	2